ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai 360 Financing Guarantee Co., Ltd. (“Shanghai Guarantee”)	May 20, 2019	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	3,709,740	4,605,851
Restricted cash	2,006,874	1,986,512
Security deposit prepaid to third-party guarantee companies	915,144	874,886
Funds receivable from third party payment service providers	131,464	153,151
Accounts receivable and contract assets, net	2,316,357	2,133,477
Financial assets receivable, net	3,480,605	3,806,243
Amounts due from related parties	178,791	608,924
Loans receivable, net	1,018,124	1,197,532
Prepaid expenses and other assets	202,070	235,780
Accounts receivable and contract assets, net-non current	307,937	217,298
Financial assets receivable, net-non current	645,326	597,965
Amounts due from related parties, non-current	—	121,855
Loans receivable, net-non current	50,528	1,029,545
Property and equipment, net	15,370	15,074
Land use rights, net	—	1,018,908
Intangible assets	1,802	3,972
Deferred tax assets	1,353,420	779,291
Other non-current assets	31,539	27,729
Total Assets	16,365,091	19,413,993

LIABILITIES
Accrued expenses and other current liabilities	771,562	1,820,609
Amounts due to related parties	71,562	94,057
Short term loans	105,238	150,000
Guarantee liabilities	7,724,841	8,103,225
Income tax payable	1,151,275	449,553
Other tax payable	215,906	218,017
Deferred tax liabilities	37,843	65,542
Other long-term liabilities	6,806	10,271
Total liabilities	10,085,033	10,911,274

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Net revenue	7,318,362	11,062,032	13,674,223
Net income	1,707,839	2,541,386	5,462,150

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Net cash provided by operating activities	2,010,741	3,715,112	5,431,654
Net cash provided by (used in) investing activities	134,286	(1,012,415)	(1,427,958)
Net cash provided by (used in) financing activities	198,242	(94,762)	359,082